Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 11.1
Number of options exercised	196,003	102,511
Increase in equity	$ 2.6	$ 0.8
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 24.8
Weighted average period for recognition	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 8.6
Weighted average period for recognition	2 years 10 months 25 days